Major customers representing at least 10% of net sales (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, Major Customer [Line Items]
NET SALES	$ 885,627	$ 803,552	$ 639,142
Net sales | Customers accounted for 10% or more | Micron
Revenue, Major Customer [Line Items]
NET SALES	$ 86,201	$ 151,780	$ 144,011
Major customers, percentage of net sales	10.00%	19.00%	22.00%
Net sales | Customers accounted for 10% or more | Kioxia
Revenue, Major Customer [Line Items]
NET SALES	$ 105,704	$ 119,727
Major customers, percentage of net sales	12.00%	15.00%
Net sales | Customers accounted for 10% or more | SK Hynix
Revenue, Major Customer [Line Items]
NET SALES			$ 75,836
Major customers, percentage of net sales			12.00%
Net sales | Customers accounted for 10% or more | PHISEMI
Revenue, Major Customer [Line Items]
NET SALES	$ 216,456	$ 107,407
Major customers, percentage of net sales	24.00%	13.00%
Net sales | Customers accounted for 10% or more | AFASTOR
Revenue, Major Customer [Line Items]
NET SALES	$ 104,248	$ 82,678	$ 70,046
Major customers, percentage of net sales	12.00%	10.00%	11.00%